Liabilities for Quality Assurance - Summary of Net Changes in Liabilities for Recalls and Other Safety Measures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Liabilities for recalls and other safety measures [Abstract]
Liabilities for recalls and other safety measures at beginning of year	¥ 1,171,213	¥ 1,093,689	¥ 1,104,711
Additional provisions	231,874	245,542	229,763
Utilization	(178,124)	(165,482)	(228,044)
Reversals	(35,643)	(9,389)	(16,199)
Other	4,836	6,853	3,458
Liabilities for recalls and other safety measures at end of year	¥ 1,194,156	¥ 1,171,213	¥ 1,093,689